Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000035049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	18.28%	17.38%	16.15%
C000035050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	23.22%	17.83%	16.11%
C000035051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000250224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	16.94%	17.32%	13.81%
C000035044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	21.83%	17.76%	13.76%
C000035045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	8.23%	8.93%	7.92%
C000035056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	11.44%	9.09%	7.76%
C000035057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(3.02%)	11.31%	8.69%
C000035059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	0.85%	11.66%	8.63%
C000035060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	1.05%	7.93%	8.79%
C000035062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	5.01%	8.26%	8.74%
C000035063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000035049
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%	18.72%	16.81%
Without Sales Load [Member] | C000035050
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%	17.83%	16.11%
Without Sales Load [Member] | C000035051
Average Annual Return [Line Items]
Average Annual Return, Percent	25.51%	19.01%	17.10%
Without Sales Load [Member] | C000250224
Average Annual Return [Line Items]
Average Annual Return, Percent	25.48%	19.01%	17.10%
Without Sales Load [Member] | C000035043
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	18.65%	14.45%
Without Sales Load [Member] | C000035044
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%	17.76%	13.76%
Without Sales Load [Member] | C000035045
Average Annual Return [Line Items]
Average Annual Return, Percent	24.14%	19.02%	14.79%
Without Sales Load [Member] | C000043497
Average Annual Return [Line Items]
Average Annual Return, Percent	24.15%	19.03%	14.71%
Without Sales Load [Member] | C000035055
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	9.94%	8.42%
Without Sales Load [Member] | C000035056
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	9.09%	7.76%
Without Sales Load [Member] | C000035057
Average Annual Return [Line Items]
Average Annual Return, Percent	13.60%	10.21%	8.69%
Without Sales Load [Member] | C000043498
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	10.26%	8.65%
Without Sales Load [Member] | C000035058
Average Annual Return [Line Items]
Average Annual Return, Percent	2.65%	12.58%	9.31%
Without Sales Load [Member] | C000035059
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%	11.66%	8.63%
Without Sales Load [Member] | C000035060
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%	12.86%	9.59%
Without Sales Load [Member] | C000170839
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	12.87%	9.56%
Without Sales Load [Member] | C000035061
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	9.16%	9.41%
Without Sales Load [Member] | C000035062
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	8.26%	8.74%
Without Sales Load [Member] | C000035063
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	9.43%	9.68%
Without Sales Load [Member] | C000170840
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	9.44%	9.68%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.75%	17.28%	17.05%
FEDERATED INDEX: Morningstar Large Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Average Annual Return, Percent	20.58%	13.52%	13.53%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.75%	17.28%	17.05%
FEDERATED INDEX: Morningstar Large Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Average Annual Return, Percent	20.58%	13.52%	13.53%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.75%	17.28%	17.05%
FEDERATED INDEX: Morningstar Large Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Average Annual Return, Percent	20.58%	13.52%	13.53%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	23.75%	17.28%	17.05%
FEDERATED INDEX: Morningstar Large Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Average Annual Return, Percent	20.58%	13.52%	13.53%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Average Annual Return, Percent	13.48%	13.85%	11.29%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Average Annual Return, Percent	13.48%	13.85%	11.29%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Average Annual Return, Percent	13.48%	13.85%	11.29%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Average Annual Return, Percent	13.48%	13.85%	11.29%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	11.16%	9.03%	8.98%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Average Annual Return, Percent	9.22%	8.01%	6.81%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	11.16%	9.03%	8.98%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Average Annual Return, Percent	9.22%	8.01%	6.81%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	11.16%	9.03%	8.98%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Average Annual Return, Percent	9.22%	8.01%	6.81%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	11.16%	9.03%	8.98%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Average Annual Return, Percent	9.22%	8.01%	6.81%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(0.55%)	9.81%	7.43%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Average Annual Return, Percent	(1.03%)	11.13%	7.06%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(0.55%)	9.81%	7.43%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Average Annual Return, Percent	(1.03%)	11.13%	7.06%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(0.55%)	9.81%	7.43%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Average Annual Return, Percent	(1.03%)	11.13%	7.06%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(0.55%)	9.81%	7.43%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Average Annual Return, Percent	(1.03%)	11.13%	7.06%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.27%
FEDERATED INDEX: Morningstar Small Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Average Annual Return, Percent	2.85%	6.78%	7.86%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.27%
FEDERATED INDEX: Morningstar Small Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Average Annual Return, Percent	2.85%	6.78%	7.86%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.27%
FEDERATED INDEX: Morningstar Small Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Average Annual Return, Percent	2.85%	6.78%	7.86%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.27%
FEDERATED INDEX: Morningstar Small Growth Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Average Annual Return, Percent	2.85%	6.78%	7.86%